UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2017

CVS-QTLY-1017
1.805819.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 63.4%
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.8%
Tesla, Inc.:
1.25% 3/1/21	$7,250	$8,365
2.375% 3/15/22	2,650	3,346
		11,711
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	2,865	3,474
Household Durables - 1.2%
M/I Homes, Inc. 3% 3/1/18	3,000	2,985
Toll Brothers Finance Corp. 0.5% 9/15/32	16,040	16,030
		19,015
Internet & Direct Marketing Retail - 1.1%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	11,260	11,964
Priceline Group, Inc. 0.35% 6/15/20	3,350	4,876
		16,840
Media - 9.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	36,591	37,026
3.375% 8/15/26	15,610	18,088
Liberty Media Corp.:
1% 1/30/23 (a)	22,900	27,652
1.375% 10/15/23	23,960	29,471
3.5% 1/15/31	37,615	20,981
Live Nation Entertainment, Inc. 2.5% 5/15/19	11,470	14,165
		147,383
TOTAL CONSUMER DISCRETIONARY		198,423
CONSUMER STAPLES - 1.2%
Tobacco - 1.2%
Vector Group Ltd. 2.5% 1/15/19	13,110	19,042
ENERGY - 5.2%
Energy Equipment & Services - 1.0%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	13,030	9,544
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)	20,000	360
Weatherford International Ltd. 5.875% 7/1/21	5,590	5,583
		15,487
Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	28,675	23,926
Oasis Petroleum, Inc. 2.625% 9/15/23	1,850	1,714
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	39,792	35,912
SM Energy Co. 1.5% 7/1/21	4,900	4,353
		65,905
TOTAL ENERGY		81,392
FINANCIALS - 0.4%
Insurance - 0.4%
FNF Group 4.25% 8/15/18	2,200	5,999
HEALTH CARE - 4.3%
Biotechnology - 1.7%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	2,230	2,256
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	4,770	4,770
1.5% 10/15/20	11,405	13,479
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	4,800	5,445
		25,950
Health Care Equipment & Supplies - 0.8%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,532
Hologic, Inc. 2% 3/1/42 (d)	5,766	7,377
		11,909
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. 2.25% 11/15/18	5,800	8,265
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,243
Dermira, Inc. 3% 5/15/22 (a)	1,600	1,623
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	3,100	3,061
1.875% 8/15/21	6,500	6,902
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	3,042
		19,871
TOTAL HEALTH CARE		65,995
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	10,180	13,268
Commercial Services & Supplies - 0.2%
Team, Inc. 5% 8/1/23 (a)	3,200	2,926
Construction & Engineering - 0.2%
Dycom Industries, Inc. 0.75% 9/15/21	3,300	3,638
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (d)	9,320	7,800
Machinery - 1.6%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	4,720	5,036
Navistar International Corp. New 4.75% 4/15/19	11,840	12,188
Trinity Industries, Inc. 3.875% 6/1/36	6,500	8,206
		25,430
TOTAL INDUSTRIALS		53,062
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 4.1%
Brocade Communications Systems, Inc. 1.375% 1/1/20	36,750	36,957
InterDigital, Inc. 1.5% 3/1/20	4,930	5,682
Liberty Interactive LLC 1.75% 9/30/46 (a)	14,150	17,900
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	2,750	3,212
		63,751
Electronic Equipment & Components - 0.5%
OSI Systems, Inc. 1.25% 9/1/22 (a)	7,850	8,056
Internet Software & Services - 12.3%
Akamai Technologies, Inc. 0% 2/15/19	17,617	17,100
Carbonite, Inc. 2.5% 4/1/22 (a)	4,700	5,111
Gogo, Inc. 3.75% 3/1/20	11,640	11,094
Pandora Media, Inc. 1.75% 12/1/20	15,247	14,304
Twitter, Inc.:
0.25% 9/15/19	25,670	24,226
1% 9/15/21	48,211	44,207
VeriSign, Inc. 4.452% 8/15/37 (e)	10,150	30,843
Web.com Group, Inc. 1% 8/15/18	5,890	5,842
WebMD Health Corp. 1.5% 12/1/20	6,450	8,937
Yahoo!, Inc. 0% 12/1/18	23,650	29,533
		191,197
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. 2.125% 9/1/26	4,010	7,215
Cypress Semiconductor Corp. 4.5% 1/15/22	1,940	2,395
Intel Corp. 3.25% 8/1/39	12,350	21,165
Microchip Technology, Inc. 1.625% 2/15/27 (a)	30,920	36,795
Micron Technology, Inc.:
1.625% 2/15/33	2,060	5,988
3% 11/15/43	5,245	6,146
NXP Semiconductors NV 1% 12/1/19	6,590	7,966
ON Semiconductor Corp. 1.625% 10/15/23 (a)	21,700	24,155
Synaptics, Inc. 0.5% 6/15/22 (a)	3,900	3,632
Teradyne, Inc. 1.25% 12/15/23 (a)	1,220	1,575
		117,032
Software - 6.9%
BroadSoft, Inc. 1% 9/1/22	3,000	4,125
Citrix Systems, Inc. 0.5% 4/15/19	5,540	6,516
FireEye, Inc. 1.625% 6/1/35	16,090	14,652
Nice Systems, Inc. 1.25% 1/15/24 (a)	6,040	6,670
Nuance Communications, Inc.:
1% 12/15/35	14,320	13,631
1.25% 4/1/25 (a)	12,390	12,057
2.75% 11/1/31	22,790	22,818
Salesforce.com, Inc. 0.25% 4/1/18	13,370	19,253
Take-Two Interactive Software, Inc. 1% 7/1/18	700	3,174
Workday, Inc. 1.5% 7/15/20	2,950	4,266
		107,162
TOTAL INFORMATION TECHNOLOGY		487,198
REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	18,680	20,209
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	26,185	26,611
UTILITIES - 1.7%
Independent Power and Renewable Electricity Producers - 1.7%
NRG Yield, Inc.:
3.25% 6/1/20 (a)	9,000	8,983
3.5% 2/1/19 (a)	17,480	17,698
		26,681

TOTAL CONVERTIBLE BONDS		984,612

Nonconvertible Bonds - 0.9%
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	7,935	5,812
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	7,420	8,199

TOTAL NONCONVERTIBLE BONDS		14,011

TOTAL CORPORATE BONDS
(Cost $947,874)		998,623
	Shares	Value (000s)

Common Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Nexstar Broadcasting Group, Inc. Class A	101,276	6,097
CONSUMER STAPLES - 1.0%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	51,900	6,143
The Coca-Cola Co.	87,900	4,004
		10,147
Food & Staples Retailing - 0.3%
Kroger Co.	222,100	4,857

TOTAL CONSUMER STAPLES		15,004

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips Co.	102,200	4,462
Scorpio Tankers, Inc.	2,359,768	9,604
		14,066
HEALTH CARE - 0.5%
Biotechnology - 0.3%
Amgen, Inc.	28,975	5,151
Pharmaceuticals - 0.2%
GlaxoSmithKline PLC sponsored ADR	78,200	3,146

TOTAL HEALTH CARE		8,297

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	126,000	4,058
Internet Software & Services - 1.4%
Twitter, Inc. (f)	1,332,775	22,537
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	52,500	8,610

TOTAL INFORMATION TECHNOLOGY		35,205

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	73,800	3,540
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	213,600	8,089
TOTAL COMMON STOCKS
(Cost $86,539)		90,298

Convertible Preferred Stocks - 21.5%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
William Lyon Homes, Inc. 6.50%	74,500	8,240
CONSUMER STAPLES - 2.4%
Food Products - 2.4%
Bunge Ltd. 4.875%	187,500	19,840
Post Holdings, Inc.:
3.75%	30,600	5,575
Series C 2.50%	75,700	12,131
		37,546
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp.:
Series A 5.75%	300	161
Series A, 5.75% (a)	14,000	7,516
Hess Corp. Series A 8.00%	106,200	5,307
		12,984
FINANCIALS - 4.8%
Banks - 4.8%
Bank of America Corp. Series L 7.25%	24,058	31,396
Wells Fargo & Co. 7.50%	31,663	42,270
		73,666
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.4%
Alere, Inc. 3.00%	24,722	9,506
Becton, Dickinson & Co. Series A 6.125%	224,400	12,454
		21,960
Health Care Providers & Services - 2.3%
Anthem, Inc. 5.25%	656,608	34,465
Pharmaceuticals - 2.3%
Allergan PLC 5.50%	35,915	29,293
Teva Pharmaceutical Industries Ltd. 7%	20,755	6,583
		35,876

TOTAL HEALTH CARE		92,301

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Arconic, Inc. 5.375%	155,194	6,307
Commercial Services & Supplies - 0.6%
Stericycle, Inc. 2.25%	157,945	9,333
Machinery - 0.5%
Rexnord Corp. Series A 5.75%	72,637	3,977
Stanley Black & Decker, Inc. 5.375%	27,000	2,992
		6,969

TOTAL INDUSTRIALS		22,609

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp. 5.50%	47,300	6,167
Crown Castle International Corp. Series A 6.875%	3,100	3,439
Welltower, Inc. Series I, 6.50%	96,200	6,349
		15,955
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
T-Mobile U.S., Inc. Series A 5.50%	352,000	36,840
UTILITIES - 2.1%
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. 5.375%	319,665	10,089
Multi-Utilities - 1.5%
CenterPoint Energy, Inc. 2.00% ZENS (f)	303,450	23,005

TOTAL UTILITIES		33,094

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $296,860)		333,235
	Principal Amount (000s)	Value (000s)

Preferred Securities - 1.8%
INDUSTRIALS - 1.8%
Industrial Conglomerates - 1.8%
General Electric Co. 5%(e)(g)
(Cost $28,453)	26,360	28,091
	Shares	Value (000s)

Money Market Funds - 6.2%

Fidelity Cash Central Fund, 1.11% (h)

(Cost $96,705)	96,685,255	96,705
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,456,431)		1,546,952
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,342
NET ASSETS - 100%		$1,553,294

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,021,000 or 25.2% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 instrument

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Non-income producing

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$388
Fidelity Securities Lending Cash Central Fund	14
Total	$402

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,337	$6,097	$8,240	$--
Consumer Staples	52,550	15,004	37,546	--
Energy	27,050	14,066	12,984	--
Financials	73,666	--	73,666	--
Health Care	100,598	8,297	92,301	--
Industrials	22,609	--	22,609	--
Information Technology	35,205	35,205	--	--
Real Estate	15,955	--	15,955	--
Telecommunication Services	40,380	3,540	36,840	--
Utilities	41,183	8,089	33,094	--
Corporate Bonds	998,623	--	998,263	360
Preferred Securities	28,091	--	28,091	--
Money Market Funds	96,705	96,705	--	--
Total Investments in Securities:	$1,546,952	$187,003	$1,359,589	$360

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$239,221
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2017

FRE-QTLY-1017
1.805765.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 1.0%
Tesla, Inc. (a)(b)	104,400	$37,156
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR	219,600	17,952
Service Corp. International	349,300	12,344
		30,296
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	243,000	19,948
Jack in the Box, Inc.	180,500	16,898
		36,846
Household Durables - 1.2%
D.R. Horton, Inc.	841,400	30,417
Newell Brands, Inc.	258,600	12,485
		42,902
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	97,500	95,609
JD.com, Inc. sponsored ADR (a)	460,000	19,279
Netflix, Inc. (a)	277,500	48,482
Priceline Group, Inc. (a)	33,600	62,230
		225,600
Media - 0.3%
Sirius XM Holdings, Inc. (b)	1,657,400	9,530
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	92,200	7,343
Specialty Retail - 1.7%
Home Depot, Inc.	341,300	51,151
TJX Companies, Inc.	194,500	14,062
		65,213
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	162,000	20,394

TOTAL CONSUMER DISCRETIONARY		475,280

CONSUMER STAPLES - 5.6%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	141,600	16,770
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	42,141
Molson Coors Brewing Co. Class B	144,700	12,987
Monster Beverage Corp. (a)	1,032,400	57,629
		129,527
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	137,900	21,614
Food Products - 0.5%
Post Holdings, Inc. (a)	124,200	10,573
The J.M. Smucker Co.	97,500	10,214
		20,787
Personal Products - 1.0%
elf Beauty, Inc. (b)	626,100	12,954
Unilever NV (Certificaten Van Aandelen) (Bearer)	400,300	23,832
		36,786

TOTAL CONSUMER STAPLES		208,714

ENERGY - 6.1%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	370,600	12,563
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	672,400	27,521
Chevron Corp.	256,800	27,637
Continental Resources, Inc. (a)	675,900	22,927
Devon Energy Corp.	869,900	27,315
Enterprise Products Partners LP	500,000	13,035
EOG Resources, Inc.	20,900	1,776
Exxon Mobil Corp.	517,800	39,524
Pioneer Natural Resources Co.	107,800	13,976
The Williams Companies, Inc.	786,100	23,371
Williams Partners LP	471,800	18,589
		215,671

TOTAL ENERGY		228,234

FINANCIALS - 14.3%
Banks - 9.7%
Bank of America Corp.	3,297,300	78,772
Citigroup, Inc.	1,174,100	79,874
JPMorgan Chase & Co.	1,035,400	94,108
Regions Financial Corp.	890,900	12,571
SunTrust Banks, Inc.	500,000	27,550
Wells Fargo & Co.	1,339,400	68,403
		361,278
Capital Markets - 4.6%
BlackRock, Inc. Class A	67,400	28,241
Goldman Sachs Group, Inc.	229,100	51,259
MSCI, Inc.	198,400	22,739
Northern Trust Corp.	254,000	22,479
PJT Partners, Inc.	10,900	421
S&P Global, Inc.	118,600	18,304
The Blackstone Group LP	901,800	29,516
		172,959

TOTAL FINANCIALS		534,237

HEALTH CARE - 14.1%
Biotechnology - 6.9%
Acorda Therapeutics, Inc. (a)	345,700	7,191
Alexion Pharmaceuticals, Inc. (a)	158,500	22,572
Alnylam Pharmaceuticals, Inc. (a)	97,661	8,372
Amgen, Inc.	651,200	115,764
Amicus Therapeutics, Inc. (a)(b)	1,249,735	17,421
BioMarin Pharmaceutical, Inc. (a)	105,300	9,497
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	17,492
Regeneron Pharmaceuticals, Inc. (a)	56,300	27,975
TESARO, Inc. (a)	122,600	15,833
Vertex Pharmaceuticals, Inc. (a)	105,500	16,937
		259,054
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	1,626,700	44,816
Danaher Corp.	479,000	39,958
		84,774
Health Care Providers & Services - 2.0%
Ryman Healthcare Group Ltd.	628,252	4,096
UnitedHealth Group, Inc.	360,800	71,763
		75,859
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	173,600	32,488
Pharmaceuticals - 2.0%
Allergan PLC	123,200	28,272
Bristol-Myers Squibb Co.	466,500	28,214
Jazz Pharmaceuticals PLC (a)	121,000	18,073
		74,559

TOTAL HEALTH CARE		526,734

INDUSTRIALS - 12.0%
Aerospace & Defense - 6.1%
General Dynamics Corp.	217,000	43,693
Huntington Ingalls Industries, Inc.	147,100	31,474
Lockheed Martin Corp.	79,900	24,401
Northrop Grumman Corp.	297,400	80,955
Raytheon Co.	263,100	47,887
		228,410
Airlines - 0.9%
American Airlines Group, Inc.	461,700	20,656
Southwest Airlines Co.	270,200	14,088
		34,744
Electrical Equipment - 0.2%
Fortive Corp.	96,200	6,250
Machinery - 3.6%
Caterpillar, Inc.	830,300	97,552
Flowserve Corp.	264,900	10,405
WABCO Holdings, Inc. (a)	49,400	7,095
Xylem, Inc.	316,800	19,664
		134,716
Professional Services - 1.2%
IHS Markit Ltd. (a)	934,975	43,794

TOTAL INDUSTRIALS		447,914

INFORMATION TECHNOLOGY - 30.2%
Internet Software & Services - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	109,900	18,874
Alphabet, Inc.:
Class A (a)	194,300	185,603
Class C (a)	400	376
Facebook, Inc. Class A (a)	567,540	97,600
Tencent Holdings Ltd.	902,400	37,973
		340,426
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A	392,700	27,791
FleetCor Technologies, Inc. (a)	65,400	9,403
Global Payments, Inc.	328,200	31,340
MasterCard, Inc. Class A	263,300	35,098
PayPal Holdings, Inc. (a)	610,700	37,668
Visa, Inc. Class A	455,300	47,133
		188,433
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Ltd.	109,800	27,677
NVIDIA Corp.	278,000	47,104
Qualcomm, Inc.	625,000	32,669
Skyworks Solutions, Inc.	117,300	12,359
		119,809
Software - 6.0%
Adobe Systems, Inc. (a)	252,600	39,193
Autodesk, Inc. (a)	359,300	41,125
Electronic Arts, Inc. (a)	124,600	15,139
Oracle Corp.	1,250,500	62,938
Salesforce.com, Inc. (a)	350,800	33,498
SAP SE sponsored ADR	88,000	9,236
Tanium, Inc. Class B (c)(d)	98,100	487
Workday, Inc. Class A (a)	211,100	23,156
		224,772
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,555,700	255,130

TOTAL INFORMATION TECHNOLOGY		1,128,570

MATERIALS - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	341,900	9,912
LyondellBasell Industries NV Class A	392,400	35,548
		45,460
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	230,800	34,170
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	700,000	26,222
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,227,112	11,559
TOTAL COMMON STOCKS
(Cost $2,741,629)		3,667,094
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.01% 9/28/17 (e)
(Cost $1,469)	1,470	1,469
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.11% (f)	58,766,507	$58,778
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	35,606,708	35,610
TOTAL MONEY MARKET FUNDS
(Cost $94,387)		94,388
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,837,485)		3,762,951
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,647)
NET ASSETS - 100%		$3,735,304

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	311	Sept. 2017	$38,410	$621	$621

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,469,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$445
Fidelity Securities Lending Cash Central Fund	152
Total	$597

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Ocular Therapeutix, Inc.	$15,048	$--	$13,303	$--	$(19,812)	$18,067	$--
Total	$15,048	$--	$13,303	$--	$(19,812)	$18,067	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$475,280	$475,280	$--	$--
Consumer Staples	208,714	168,112	40,602	--
Energy	228,234	228,234	--	--
Financials	534,237	534,237	--	--
Health Care	526,734	526,734	--	--
Industrials	447,914	447,914	--	--
Information Technology	1,128,570	1,090,110	37,973	487
Materials	45,460	45,460	--	--
Real Estate	34,170	34,170	--	--
Telecommunication Services	26,222	26,222	--	--
Utilities	11,559	11,559	--	--
U.S. Government and Government Agency Obligations	1,469	--	1,469	--
Money Market Funds	94,388	94,388	--	--
Total Investments in Securities:	$3,762,951	$3,682,420	$80,044	$487
Derivative Instruments:
Assets
Futures Contracts	$621	$621	$--	$--
Total Assets	$621	$621	$--	$--
Total Derivative Instruments:	$621	$621	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2017

EII-QTLY-1017
1.805774.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.0%
Distributors - 0.5%
Genuine Parts Co.	337,300	$27,939
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	227,895	15,811
Wyndham Worldwide Corp.	397,900	39,663
		55,474
Media - 1.8%
Informa PLC	4,556,872	40,688
Interpublic Group of Companies, Inc.	1,040,200	20,950
Omnicom Group, Inc.	450,200	32,585
		94,223
Multiline Retail - 0.3%
Dollar General Corp.	229,500	16,653
Specialty Retail - 0.4%
Home Depot, Inc.	121,700	18,239
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	548,393	22,868
VF Corp.	524,700	32,988
		55,856

TOTAL CONSUMER DISCRETIONARY		268,384

CONSUMER STAPLES - 11.6%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	589,900	52,944
Food & Staples Retailing - 2.6%
CVS Health Corp.	785,600	60,758
Wal-Mart Stores, Inc.	1,042,600	81,396
		142,154
Food Products - 1.1%
Flowers Foods, Inc. (a)	642,600	11,162
The J.M. Smucker Co.	438,400	45,927
		57,089
Household Products - 2.5%
Procter & Gamble Co.	1,164,105	107,412
Reckitt Benckiser Group PLC	276,800	26,249
		133,661
Personal Products - 2.0%
Unilever NV (NY Reg.) (a)	1,835,700	109,224
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	1,414,400	87,863
Imperial Tobacco Group PLC	1,048,959	43,412
		131,275

TOTAL CONSUMER STAPLES		626,347

ENERGY - 11.1%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	810,500	51,475
Oil, Gas & Consumable Fuels - 10.1%
Boardwalk Pipeline Partners, LP	2,032,500	30,711
Chevron Corp.	1,725,770	185,727
ConocoPhillips Co.	1,477,900	64,525
Exxon Mobil Corp.	505,356	38,574
Kinder Morgan, Inc.	2,921,900	56,480
Suncor Energy, Inc.	2,552,600	79,987
The Williams Companies, Inc.	3,053,200	90,772
		546,776

TOTAL ENERGY		598,251

FINANCIALS - 23.5%
Banks - 11.3%
Bank of America Corp.	3,454,700	82,533
Bank of the Ozarks, Inc.	258,500	11,105
First Hawaiian, Inc.	327,600	8,875
JPMorgan Chase & Co.	1,793,722	163,031
PacWest Bancorp	236,300	10,669
PNC Financial Services Group, Inc.	422,600	52,998
SunTrust Banks, Inc.	1,206,800	66,495
Wells Fargo & Co.	4,230,508	216,052
		611,758
Capital Markets - 5.3%
Apollo Global Management LLC Class A	458,700	13,545
Ares Capital Corp.	1,370,600	22,012
BlackRock, Inc. Class A	190,300	79,738
State Street Corp.	725,800	67,129
The Blackstone Group LP	2,565,700	83,975
TPG Specialty Lending, Inc. (a)	1,038,000	21,539
		287,938
Consumer Finance - 2.1%
Capital One Financial Corp.	979,100	77,946
Discover Financial Services	603,400	35,570
		113,516
Insurance - 4.8%
Chubb Ltd.	745,079	105,369
First American Financial Corp.	726,500	35,642
FNF Group	1,351,400	65,192
Sony Financial Holdings, Inc.	863,600	13,684
The Travelers Companies, Inc.	319,100	38,669
		258,556

TOTAL FINANCIALS		1,271,768

HEALTH CARE - 13.5%
Biotechnology - 2.5%
Amgen, Inc.	773,000	137,416
Health Care Equipment & Supplies - 2.1%
Medtronic PLC	1,403,564	113,155
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	720,100	48,578
McKesson Corp.	335,200	50,049
UnitedHealth Group, Inc.	250,900	49,904
		148,531
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	846,600	51,202
GlaxoSmithKline PLC	4,654,600	92,346
Johnson & Johnson	917,866	121,498
Sanofi SA sponsored ADR	1,408,100	68,772
		333,818

TOTAL HEALTH CARE		732,920

INDUSTRIALS - 8.0%
Aerospace & Defense - 1.9%
United Technologies Corp.	837,130	100,221
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	615,100	27,735
Electrical Equipment - 1.0%
Eaton Corp. PLC	787,500	56,511
Industrial Conglomerates - 2.6%
3M Co.	104,500	21,351
General Electric Co.	4,781,497	117,386
		138,737
Machinery - 1.5%
Caterpillar, Inc.	515,500	60,566
Pentair PLC	344,500	21,376
		81,942
Professional Services - 0.5%
Nielsen Holdings PLC	702,500	27,292

TOTAL INDUSTRIALS		432,438

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 3.4%
Cisco Systems, Inc.	5,054,100	162,793
Juniper Networks, Inc.	772,000	21,408
		184,201
IT Services - 3.3%
Accenture PLC Class A	367,600	48,067
Amdocs Ltd.	629,800	40,805
Leidos Holdings, Inc.	584,000	34,059
Paychex, Inc.	944,500	53,865
		176,796
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	2,062,200	72,321
Qualcomm, Inc.	1,555,851	81,324
		153,645
Software - 1.3%
Microsoft Corp.	966,226	72,245
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	598,900	98,220

TOTAL INFORMATION TECHNOLOGY		685,107

MATERIALS - 3.5%
Chemicals - 2.3%
CF Industries Holdings, Inc.	569,500	16,510
E.I. du Pont de Nemours & Co.	489,000	41,042
LyondellBasell Industries NV Class A	766,700	69,455
		127,007
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	2,114,400	27,593
WestRock Co.	643,931	36,646
		64,239

TOTAL MATERIALS		191,246

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Brandywine Realty Trust (SBI)	1,672,800	28,739
Crown Castle International Corp.	291,600	31,621
Healthcare Realty Trust, Inc.	252,400	8,400
Public Storage	80,000	16,427
Store Capital Corp.	261,204	6,629
VEREIT, Inc.	1,357,300	11,456
WP Carey, Inc.	255,400	17,584
		120,856
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	4,653,700	223,234
UTILITIES - 4.1%
Electric Utilities - 4.1%
Duke Energy Corp.	404,500	35,313
Exelon Corp.	764,200	28,940
IDACORP, Inc.	630,700	56,120
PPL Corp.	1,219,000	47,834
Xcel Energy, Inc.	1,067,400	52,836
		221,043
TOTAL COMMON STOCKS
(Cost $4,550,132)		5,371,594

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.11% (b)	23,448,105	23,453
Fidelity Securities Lending Cash Central Fund 1.11% (b)(c)	50,658,543	50,664
TOTAL MONEY MARKET FUNDS
(Cost $74,115)		74,117
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,624,247)		5,445,711
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(35,710)
NET ASSETS - 100%		$5,410,001

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$386
Fidelity Securities Lending Cash Central Fund	1,141
Total	$1,527

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$268,384	$268,384	$--	$--
Consumer Staples	626,347	600,098	26,249	--
Energy	598,251	598,251	--	--
Financials	1,271,768	1,271,768	--	--
Health Care	732,920	640,574	92,346	--
Industrials	432,438	432,438	--	--
Information Technology	685,107	685,107	--	--
Materials	191,246	191,246	--	--
Real Estate	120,856	120,856	--	--
Telecommunication Services	223,234	223,234	--	--
Utilities	221,043	221,043	--	--
Money Market Funds	74,117	74,117	--	--
Total Investments in Securities:	$5,445,711	$5,327,116	$118,595	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017